Fair Value Measurements (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Line Items]
Redemption of common stock			$ 70,571,778		$ 58,351,987
Interest earned trust account	$ 180,541	$ 507,906	699,861	$ 1,855,102	2,168,659	$ 1,121,159
Interest earned trust account			760,186		741,013
Interest earned on the Trust Account					1,391,640
Restricted cash					$ 161,449
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Interest earned trust account			$ 2,267,561